Certain relationships and related party transactions - Summary of Related Party Transactions (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Revenues	$ 400,000	$ 200,000	$ 700,000	$ 400,000	$ 0.2	$ 0.1
Selling, general and administrative expenses		100,000	100,000	100,000	0.3
Impairment of notes receivable and other amounts due from affiliate		2,100,000		8,800,000	(97.7)
Investment Income, Interest					1.0
Other income, net	$ 100,000	$ 1,300,000	$ 100,000	$ 2,900,000	$ 4.2